UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:     December 31, 2007

Check here if Amendment [   ]; Amendment Number: ____
        This Amendment (Check only one.):   [   ] is a restatement.
                                            [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:                 Pamet Capital Management, L.P.
Address:              222 Berkeley Street, 22nd Floor
                      Boston, MA 02116

Form 13F File Number: 028-11903

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:                 Jason Price
Title:                Chief Financial Officer
Phone:                (617) 646-6100

Signature, Place, and Date of Signing:

/s/ Jason Price                   Boston, MA                 February 13, 2008
    [Signature]                    [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:          None

List of Other Included Managers:            N/A

Form 13F Information Table Entry Total:     21

Form 13F Information Table Value Total:     2,261,218
                                            (x$1000)

                                     FORM 13F INFORMATION TABLE
                      NAME OF REPORTING MANAGER: PAMET CAPITAL MANAGEMENT, L.P.
                                           As of 12/31/07

  Column 1                    Column 2      Column 3   Column 4         Column 5        Column 6     Column 7      Column 8

                                                                  Shares or
  Name of                     Title of       CUSIP      Value     Principal  SH/ PUT/   Investment    Other         Voting
  Issuer                       Class         Number    (x$1,000)  Amount     PRN CALL   Discretion   Managers      Authority

                                                                                                                Sole   Shared  None

ALLEGHENY ENERGY INC          COM            017361106   230,255   3,619,787 SH          SOLE                  3,619,787
ALTRIA GROUP INC              COM            02209S103   220,066   2,911,700 SH          SOLE                  2,911,700
ARBITRON INC                  COM            03875Q108   159,421   3,835,000 SH          SOLE                  3,835,000
CLEAR CHANNEL COMMUNICATIONS  COM            184502102   163,532   4,737,316 SH          SOLE                  4,737,316
CROWN CASTLE INTL CORP        COM            228227104   230,762   5,547,153 SH          SOLE                  5,547,153
ECHOSTAR COMMUNICATIONS NEW   CL A           278762109   171,072   4,535,300 SH          SOLE                  4,535,300
EXCO RESOURCES INC            COM            269279402   139,320   9,000,000 SH          SOLE                  9,000,000
GATEHOUSE MEDIA INC           COM            367348109    16,112   1,835,100 SH          SOLE                  1,835,100
GENTEK INC                    COM NEW        37245X203    35,308   1,206,272 SH          SOLE                  1,206,272
GROUP 1 AUTOMOTIVE INC        COM            398905109    11,875     500,000 SH          SOLE                    500,000
LIBERTY MEDIA HLDG CORP       INT COM SER A  53071M104   147,307   7,720,500 SH          SOLE                  7,720,500
MOHAWK INDS INC               COM            608190104   151,858   2,041,100 SH          SOLE                  2,041,100
MUELLER WTR PRODS INC         COM SER B      624758207    49,850   5,000,000 SH          SOLE                  5,000,000
NEWCASTLE INVT CORP           COM            65105M108    37,843   2,920,000 SH          SOLE                  2,920,000
NVR INC                       COM            62944T105   203,600     388,550 SH          SOLE                    388,550
POOL CORPORATION              COM            73278L105     5,949     300,000 SH          SOLE                    300,000
SAFETY INS GROUP INC          COM            78648T100    20,303     554,411 SH          SOLE                    554,411
SLM CORP                      COM            78442P106   146,557   7,276,900 SH          SOLE                  7,276,900
TAL INTL GROUP INC            COM            874083108    48,755   2,141,216 SH          SOLE                  2,141,216
USA MOBILITY INC              COM            90341G103    51,080   3,571,997 SH          SOLE                  3,571,997
WINTHROP RLTY TR              SH BEN INT     976391102    20,393   3,855,000 SH          SOLE                  3,855,000